UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co. Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $    1,379,997
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ACCENTURE PLC IRELAND SHS CLAS COM            G1151C101   101052  1681672 SH       SOLE                1673647      0  8025
AMPHENOL CORP NEW CL A         COM            032095101    96329  1753995 SH       SOLE                1743620      0 10375
ANSYS INC COM                  COM            03662Q105   106716  1690948 SH       SOLE                1679073      0 11875
APPLE INC COM                  COM            037833100   122206   209257 SH       SOLE                 207582      0  1675
AUTOMATIC DATA PROCESSING INC  COM            053015103    14341   257650 SH       SOLE                 257650      0     0
BOEING CO COM                  COM            097023105      334     4500 SH       SOLE                   4500      0     0
CELGENE CORP COM               COM            151020104    67010  1044413 SH       SOLE                1037913      0  6500
CHESAPEAKE ENERGY CORP COM     COM            165167107     1860   100000 SH       SOLE                 100000      0     0
EXPRESS SCRIPTS HLDG CO COM    COM            30219G108    63491  1137225 SH       SOLE                1137225      0     0
GOOGLE INC CL A                COM            38259P508    51960    89576 SH       SOLE                  89576      0     0
INTERCONTINENTALEXCHANGE INC C COM            45865V100    83479   613905 SH       SOLE                 610255      0  3650
MASTERCARD INC CL A            COM            57636Q104    96967   225448 SH       SOLE                 223848      0  1600
NETAPP INC COM                 COM            64110D104    26653   837627 SH       SOLE                 837627      0     0
ORACLE CORP COM                COM            68389X105    20415   687365 SH       SOLE                 687365      0     0
PRAXAIR INC COM                COM            74005P104    95697   880130 SH       SOLE                 873005      0  7125
PRECISION CASTPARTS CORP COM   COM            740189105     8469    51489 SH       SOLE                  48489      0  3000
PROCTER & GAMBLE CO COM        COM            742718109    35655   582118 SH       SOLE                 582118      0     0
RALPH LAUREN CORP CL A         COM            751212101   103954   742211 SH       SOLE                 738661      0  3550
SAP AG SPON ADR                ADR            803054204      356     6000 SH       SOLE                      0      0  6000
SCHWAB CHARLES CORP NEW COM    COM            808513105    62471  4831459 SH       SOLE                4797634      0 33825
TRACTOR SUPPLY CO COM          COM            892356106      390     4700 SH       SOLE                   4700      0     0
UNITED TECHNOLOGIES CORP COM   COM            913017109    28305   374756 SH       SOLE                 370256      0  4500
URBAN OUTFITTERS INC COM       COM            917047102    19257   697967 SH       SOLE                 697967      0     0
V F CORP COM                   COM            918204108      217     1625 SH       SOLE                   1625      0     0
VERISK ANALYTICS INC CL A      COM            92345Y106    68043  1381310 SH       SOLE                1373310      0  8000
YUM BRANDS INC COM             COM            988498101   104370  1620147 SH       SOLE                1608622      0 11525


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